Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of significant unobservable inputs (Level 3 inputs) used in measurement upon issuance dates

Year Ended
December 31, 2020
Contingent interest rate	15.0%
Interest rate	10.0%
Expected term	0.8 – 1.0

Summary of Company's liabilities measured at fair value on a recurring basis into fair value hierarchy

The following tables classify the Company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2022 and December 31, 2021:

Fair value measured at September 30, 2022
		Quoted prices in active	Significant other	Significant
	Total carrying value at	markets	observable inputs	unobservable inputs
	September 30, 2022	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible notes	$156,486	$—	$—	$156,486

	Fair value measured at December 31, 2021
		Quoted prices in active	Significant other	Significant
	Total carrying value at	markets	observable inputs	unobservable inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
SAFE liability	$4,824,217	$—	$—	$4,824,217
Warrant liability	$4,516,485	$—	$—	$4,516,485

	Fair value measured at December 31, 2021
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
SAFE liability	$4,824,217	$—	$—	$4,824,217
Warrant liability	$4,516,485	$—	$—	$4,516,485

	Fair value measured at December 31, 2020
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable inputs
	December 31, 2020	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$4,057,927	$—	$—	$4,057,927
Contingent Interest	$59,890	$—	$—	$59,890

Summary of changes in Level 3 liabilities measured at fair value

The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

	Convertible Notes	SAFE Liability	Warrant Liability
Balance at December 31, 2021	$—	$4,824,217	$4,516,485
Issuance of convertible notes and warrants	1,353,720	—	278,494
Conversion of SAFE liability to Series X preferred stock	—	(10,000,000)	—
Issuance of common stock in connection with conversion of notes payable	(1,159,500)	—	—
Issuance of Series X preferred stock in connection with conversion of notes payable	(296,819)	—	—
Warrants exchanged for shares of common stock and Series X preferred stock	—	—	(2,009,207)
Loss on extinguishment of debt	3,940	—	—
Change in fair value	255,145	(163,025)	(1,873,192)
Reclassification of warrants to equity	—	—	(912,580)
Loss on conversion of SAFE	—	5,338,808	—
Balance at September 30, 2022	$156,486	$—	$—

	SAFE Liability	Warrant Liability	Contingent Interest
Balance at December 31, 2019	$—	$—	$—
Issuance of warrants in connection with convertible notes	—	2,488,544	—
Contingent interest in connection with notes payable	—	—	55,394
Change in fair value	—	1,569,383	4,496
Balance at December 31, 2020	$—	$4,057,927	$59,890
Gain on conversion of notes	—	—	(59,890)
Issuance of SAFE	5,000,000	—	—
Change in fair value	(175,783)	458,558	—
Balance at December 31, 2021	$4,824,217	$4,516,485	$—

SAFE Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of significant unobservable inputs (Level 3 inputs) used in measurement upon issuance dates

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the SAFE on the conversion date of August 2, 2022, and the period January 1, 2022 through August 2, 2022 is as follows:

		January 1,
	August 2,	2022 - August
	2022	2, 2022
Dividend yield	0%	0%
Expected price volatility	50.0%	50.0%
Risk free interest rate	3.08%	1.35%-3.08%
Expected term (in years)	1.5	0.8-1.5

Year Ended
December 31, 2021
Dividend yield	—
Expected price volatility	50.0%
Risk free interest rate	0.06% – 0.07%
Expected term (in years)	1.0 – 5.0

Warrant Exchange Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of significant unobservable inputs (Level 3 inputs) used in measurement upon issuance dates

A summary of significant unobservable inputs (Level 3 inputs) used in measuring warrants on issuance date, August 26, 2022, and during the period January 1, 2022 through August 26, 2022, is as follows:

			January 1 2022 -
	July 2022	August 26, 2022	August 26, 2022
Dividend yield	0%	0%	0%
Expected price volatility	57.0%	57.0%	57.0%- 105.0%
Risk free interest rate	2.70% -2.82%	2.39%-3.40%	0.17%-3.40%
Expected term (in years)	5.0	0.1-4.9	0.1-4.0

Years Ended December 31,
	2021	2020
Dividend yield	—	—
Expected price volatility	76.8% – 112.1%	108.7% – 114.4%
Risk free interest rate	0.05% – 1.09%	0.10% – 0.38%
Expected term (in years)	1.0 – 5.0	1.0 – 5.0

2022 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of significant unobservable inputs (Level 3 inputs) used in measurement upon issuance dates

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the 2022 Notes upon the issuance dates, conversion dates and during three and nine months ended September 30, 2022 is as follows:

			Three months
		August 3, 2022 -	ended September	Nine months ended
	July 8, 2022	August 5, 2022	30, 2022	September 30, 2022
Dividend yield	0%	0%	0%	0%
Expected price volatility	57.0%	57.0%	57.0%	57.0%-57.2%
Risk free interest rate	2.96%	3.14%-3.29%	2.8%-4.05%	2.8%-4.05%
Expected term (in years)	1.0	1.0	0.7-0.9	0.7-0.9